Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (90,290,000)	$ 886,000
Net income (loss)	(68,740,000)	899,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,517,000	610,000
Amortization of debt discounts and deferred financing costs	2,364,000	0
Unrealized (gain) loss on investments	(3,553,000)	46,000
(Income) loss on equity method investments	172,000	(37,000)
Restricted unit compensation	0	591,000
Fair value of warrant liability	12,942,000	0
Fair value of earn-out liability	29,206,000	0
Deferred income tax (benefit) expense	3,119,000	(18,000)
Equity-settled share-based payments	28,953,000	0
Unrealized foreign currency (gains)/losses	58,000	0
(Gain)/loss from retirement of debt	(73,000)	0
Fair value of interest rate swap	54,000	(174,000)
Cash flows due to changes in operating assets and liabilities
Fees receivable	11,147,000	680,000
Other assets	(8,220,000)	(782,000)
Operating cash flow from operating leases	290,000	623,000
Accounts payable and accrued expenses	(27,102,000)	536,000
Accrued compensation and profit sharing	(13,357,000)	(7,476,000)
Distributions due to former TIG members	(7,108,000)	0
Other liabilities	(11,524,000)	184,000
Other operating activities	186,000	0
Net cash provided by (used in) operating activities	(68,153,000)	(3,629,000)
Cash Flows from Investing Activities:
Cash acquired from consolidation of variable interest entity	0	471,000
Cash payment for acquisition of TWMH and TIG historical equity	(99,999,000)	0
Receipt of payments of notes receivable from members	216,000	334,000
Cash receipts from the repayment of advances and loans	298,000	0
Purchases of investments	(15,376,000)	(48,000)
Purchase of TIH shares	0	(382,000)
Purchase of Holbein	0	(8,097,000)
Payment of Payout Right	(760,000)	0
Sales of investments	1,599,000	266,000
Purchases of fixed assets	(107,000)	(6,000)
Net cash provided by (used in) investing activities	(114,129,000)	(7,462,000)
Cash Flows from Financing Activities:
Member contribution (distribution)	(4,257,000)	(3,475,000)
Payments on term notes and lines of credit	(136,273,000)	(640,000)
Borrowings on term notes and lines of credit	145,660,000	11,200,000
Cash payment for purchase of shares issued as part of Alvarium share compensation	(4,215,000)	0
Cash receipts from exercise of Warrants	4,008,000	0
Other financing activities	1,000	0
Net cash provided by (used in) financing activities	4,924,000	7,085,000
Effect of exchange rate changes on cash	1,052,000	(46,000)
Net increase (decrease) in cash	(176,306,000)	(4,052,000)
Cash and cash equivalents at beginning of the period	194,096,000	8,040,000	$ 8,040,000
Cash and cash equivalents at end of the period	17,790,000	3,988,000		$ 8,040,000
Supplemental Disclosure of Cash Flow Information
Income taxes	0	64,000
Interest payments on term notes and lines of credit	1,107,000	64,000
Shareholder Loan
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Forgiveness of debt	66,000	619,000
Member Notes Receivable
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Forgiveness of debt	$ 0	83,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Cash flows from operating activities:
Net income (loss)			8,779,014	(1,035,380)
Net income (loss)			8,779,014	(1,035,380)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Unrealized (gain) loss on investments			22,368	0
(Income) loss on equity method investments			(8,779,014)	1,035,380
Interest earned on cash and marketable securities held in Trust Account			(4,974,899)	(31,308)
Other income			(195,587)	0
Offering costs allocated to warrants			0	868,131
Excess of private warrants fair value over purchase price			0	3,097,200
Fair value of warrant liability			(12,562,468)	(3,911,091)
Amortization of debt discount			32,145	0
Change in fair value of conversion option liability			40,776	0
Cash flows due to changes in operating assets and liabilities
Prepaid expenses			70,406	(70,406)
Accounts payable and accrued expenses			7,822,527	174,172
Net cash provided by (used in) operating activities			(965,718)	(908,682)
Cash Flows from Investing Activities:
Proceeds from sale of investments held in trust account			348,906,871	0
Purchases of investments			(348,906,871)	(345,000,000)
Net cash provided by (used in) investing activities			0	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting commissions			0	338,100,000
Proceeds from sale of Private Warrants			0	8,900,000
Proceeds from issuance of promissory note to Sponsor			500,000	144,890
Payment on promissory issued to Sponsor			0	(144,890)
Payment of deferred offering costs			0	(540,060)
Net cash provided by (used in) financing activities			500,000	346,459,940
Net change in cash			(465,718)	551,258
Cash and cash equivalents at beginning of the period		$ 551,258	551,258	0
Cash and cash equivalents at end of the period			85,540	551,258
Supplemental Disclosure of Cash Flow Information
Initial classification of Class A ordinary shares subject to possible redemption			0	345,000,000
Remeasurement of ordinary shares subject to possible redemption noncash transaction			4,952,531	0
Deferred underwriting fee charged to additional paid in capital			0	12,075,000
Initial classification of warrant liability			0	27,004,700
Waived deferred underwriting fee			$ (4,079,413)	$ 0